Schedule of reconciliation of liabilities arising from financing activities (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
IfrsStatementLineItems [Line Items]
Lease liabilities current, beginnings		$ 28,500
Proceed from bank borrowings and lease liabilities, current	$ 3,144,901	4,000,000
Lease liabilities current, ending	1,619,426	2,059,748	28,500
Lease liabilities non-current, beginnings
Lease liabilities non-current, ending	2,324,654	2,956,727
Lease liabilities current, beginnings		2,677,856
Bank borrowings, ending			2,677,856
Lease liabilities non-current, beginnings		1,583,434
Bank borrowings non current, ending			1,583,434
Bank Overdraft [Member]
IfrsStatementLineItems [Line Items]
Reconciliation of liabilities financing activities current and non current, beginnings
Cash flows lease liabilities and bank borrowings
Proceed from bank borrowings and lease liabilities	48,251	61,371
Fair value reserve current and noncurrent
Accretion of interests current and non current
Other non cash changes current and non current
Fair value reserve current and noncurrent
Reconciliation of liabilities financing activities current and non current, ending	48,251	61,371
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Lease liabilities current, beginnings	22,407	28,500	566,039
Repayment of lease liabilities current cash flows	(861,945)	(1,096,308)	(553,000)
Proceed from bank borrowings and lease liabilities, current
Fair value reserve current	3,557,047	4,524,209
Accretion of interests current	90,389	114,966	15,461
Other non cash changes current	(1,188,472)	(1,511,619)
Lease liabilities current, ending	1,619,426	2,059,748	28,500
Lease liabilities non-current, beginnings			28,500
Repayment of lease liabilities non current cash flows
Proceed from bank borrowings and lease liabilities, noncurrent
Fair value reserve noncurrent
Accretion of interests noncurrent
Other non cash changes non current	39,380	50,087	(28,500)
Lease liabilities non-current, ending	2,324,654	2,956,727
Fair Value Reserve [Member]
IfrsStatementLineItems [Line Items]
Fair value reserve current and noncurrent		2,906,640
Fair value reserve current and noncurrent	2,285,274
Fair value reserve current
Fair value reserve noncurrent	2,285,274	2,906,640
Fair value reserve current
Fair value reserve noncurrent
Fair value reserve current
Fair value reserve noncurrent
Short-term borrowings [member]
IfrsStatementLineItems [Line Items]
Repayment of lease liabilities current cash flows	(5,320,259)	(6,766,838)	(2,517,707)
Proceed from bank borrowings and lease liabilities, current	3,144,901	4,000,000
Accretion of interests current	69,960	88,982	160,777
Other non cash changes current			1,811,636
Repayment of lease liabilities non current cash flows	(1,244,936)	(1,583,434)
Proceed from bank borrowings and lease liabilities, noncurrent
Accretion of interests noncurrent
Other non cash changes non current			(1,811,636)
Lease liabilities current, beginnings	2,105,398	2,677,856	3,223,150
Addition lease liabilities current
Bank borrowings, ending			2,677,856
Lease liabilities non-current, beginnings	1,244,936	1,583,434	3,395,070
Addition lease liabilities non current
Bank borrowings non current, ending			1,583,434
Assets held to hedge liabilities arising from financing activities [member]
IfrsStatementLineItems [Line Items]
Reconciliation of liabilities financing activities current and non current, beginnings	3,372,741	4,289,790	7,212,759
Cash flows lease liabilities and bank borrowings	(7,427,140)	(9,446,580)	(3,070,707)
Proceed from bank borrowings and lease liabilities	3,193,152	4,061,371
Fair value reserve current and noncurrent	3,557,047	4,524,209
Accretion of interests current and non current	160,349	203,948	176,238
Other non cash changes current and non current	(1,149,092)	(1,461,532)	(28,500)
Reconciliation of liabilities financing activities current and non current, ending	$ 3,992,331	$ 5,077,846	$ 4,289,790